COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Pledges and Guarantees

As of December 31, 2021, and 2020, long-term restricted cash consisted of bank deposits in a total amount of $3,495 thousand and $2,415 thousand, respectively, to secure the obligations under our lease agreements. In addition, as of December 31, 2021 and 2020, our obligations under the lease agreements are secured by a bank guarantee of $3,581 thousand and $2,752 thousand, respectively.

b.	Legal Proceedings

From time to time, we are subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. We accrue a liability when management believes that it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, we believe that any of these proceedings or other claims are neither probable to result in a liability nor can result in a material adverse effect on our business, financial condition, results of operations or cash flows.

As of December 31, 2021 and to date, the aggregate amount of claims pending against the Company amounts to approximately $8 million. Based on our assessment, none have been recorded as a liability based on these claims not being probable.

c.	Other Contractual Commitments

As of December 31, 2021 and 2020, we have $30,248 thousand and $58,872 thousand of non-cancelable contractual commitments, respectively, primarily related to servers and hosting services. These commitments are due within 2 years.

d.	Indemnifications

In the ordinary course of business, we may provide indemnifications of varying scope and terms to customers and other third parties with respect to certain matters, including, but not limited to, losses arising out of breach of such agreements, services to be provided by us or from intellectual property infringement claims made by third parties. These indemnifications may survive termination of the underlying agreement and the maximum potential amount of future indemnification payments may not be subject to a cap. As of December 31, 2021 and 2020, there have been no known events or circumstances that have resulted in a material indemnification liability and we did not incur material costs to defend lawsuits or settle claims related to these indemnifications.